Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0000318306
Registrant Name	ABEONA THERAPEUTICS INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES